Document and Entity Information	Mar. 22, 2024
Cover [Abstract]
Entity Registrant Name	Open Lending Corp
Amendment Flag	false
Entity Central Index Key	0001806201
Document Type	8-K
Document Period End Date	Mar. 22, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-39326
Entity Tax Identification Number	84-5031428
Entity Address, Address Line One	1501 S. MoPac Expressway
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	512
Local Phone Number	892-0400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	LPRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false